Commitments - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure Of Commitments [Abstract]
Rental payment obligation under the lease agreement | €	€ 600	€ 600
Asset recognised for expected reimbursement, contingent liabilities in business combination | $			$ 193